FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Credit Rating (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of external credit grades [abstract]
Bank balances	$ 57,842	$ 21,870
A-1+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	2,396	1,553
A-1 [Member]
Disclosure of external credit grades [abstract]
Bank balances	403	1
A+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	3,138	2,803
A [Member]
Disclosure of external credit grades [abstract]
Bank balances	45,082	4,295
A- [Member]
Disclosure of external credit grades [abstract]
Bank balances		94
B- [Member]
Disclosure of external credit grades [abstract]
Bank balances		2,693
B+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	955	819
BA3 [Member]
Disclosure of external credit grades [abstract]
Bank balances	90	165
BB+ [Member]
Disclosure of external credit grades [abstract]
Bank balances		62
BBB+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	4,635	7,834
BBB [Member]
Disclosure of external credit grades [abstract]
Bank balances	1,118	1,528
Non - Rated [Member]
Disclosure of external credit grades [abstract]
Bank balances	$ 25	$ 23